SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Subtotal	$ 18,742,435	$ 18,039,797
Less: accumulated depreciation	(3,736,749)	(2,557,967)
Property, plant and equipment, net	15,005,686	15,481,830
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	12,082,715	11,621,665
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	6,441,179	6,207,931
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 218,541	$ 210,201